Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	87 Months Ended		117 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Apr. 03, 2017	Jun. 30, 2016	Jun. 30, 2015	Oct. 01, 2014	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
Account Value	$ 19,358	$ 19,358	$ 19,358	$ 19,358	$ 19,358	$ 19,358	$ 19,358	$ 18,008	$ 18,561	$ 19,792	$ 14,403	$ 15,261	$ 13,464	$ 12,906		$ 12,780	$ 10,304		$ 9,550
Average Annual Return, Percent	2.66%	3.91%					6.83%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	7.50%	4.87%					7.32%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
Account Value	$ 18,995	$ 18,995	$ 18,995	18,995	18,995	18,995	$ 18,995	17,788	18,455	19,815	14,501	15,478	13,740	13,255		13,211	10,721		10,000
Average Annual Return, Percent	5.79%	4.18%					6.63%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	6.79%	4.18%					6.63%
Class F
Account Value [Line Items]
Line Graph and Table Measure Name			Class F
Account Value	$ 15,755	$ 15,755	$ 15,755	$ 15,755	15,755	15,755	$ 15,755	14,608	15,005	15,945	11,557	12,211	10,736	10,244	$ 10,000
Average Annual Return, Percent	7.85%	5.23%		6.48%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
Account Value	$ 208,184	$ 208,184	208,184	$ 208,184	208,184	$ 208,184	$ 208,184	193,291	198,707	211,342	153,310	162,129	142,667	136,337		134,658	108,232		100,000
Average Annual Return, Percent	7.71%	5.13%					7.61%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name						Class R
Account Value	$ 20,646	$ 20,646	20,646	20,646	$ 20,646	$ 20,646	$ 20,646	19,234	19,860	21,204	15,452	16,403	14,492	13,909		13,796	11,129	$ 10,000
Average Annual Return, Percent	7.34%	4.71%			7.72%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Account Value	$ 21,658	$ 21,658	21,658	21,658	$ 21,658	$ 21,658	$ 21,658	20,081	20,627	21,920	15,888	16,786	14,759	14,092		13,910	11,175	10,000
Average Annual Return, Percent	7.85%	5.23%			8.25%
Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name							Linked Index1
Account Value	$ 17,403	$ 17,403	17,403	17,403	$ 17,403	17,403	$ 17,403	16,452	17,207	18,283	13,768	14,721	13,167	12,722		12,942	10,433		10,000
Average Annual Return, Percent	5.78%	3.40%					5.70%
Linked Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name							Linked Index1
Account Value	$ 17,403	$ 17,403	$ 17,403	17,403	17,403	17,403	$ 17,403	16,452	17,207	18,283	13,768	14,721	13,167	12,722		12,942	10,433		10,000
Average Annual Return, Percent	5.78%	3.40%					5.70%
Linked Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 13,859	$ 13,859	$ 13,859	$ 13,859	13,859	13,859	$ 13,859	13,102	13,703	14,560	10,964	11,723	10,485	10,131	10,000
Average Annual Return, Percent	5.78%	3.40%		4.61%
Linked Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Linked Index1
Account Value	$ 174,025	$ 174,025	174,025	$ 174,025	174,025	$ 174,025	$ 174,025	164,521	172,070	182,835	137,682	147,209	131,667	127,218		129,416	104,335		100,000
Average Annual Return, Percent	5.78%	3.40%					5.70%
Linked Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name						Linked Index1
Account Value	$ 17,947	$ 17,947	17,947	17,947	$ 17,947	$ 17,947	$ 17,947	16,967	17,745	18,856	14,199	15,182	13,579	13,120		13,347	10,760	10,000
Average Annual Return, Percent	5.78%	3.40%			6.18%
Linked Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Linked Index1
Account Value	$ 17,947	$ 17,947	17,947	17,947	$ 17,947	$ 17,947	$ 17,947	16,967	17,745	18,856	14,199	15,182	13,579	13,120		13,347	10,760	10,000
Average Annual Return, Percent	5.78%	3.40%			6.18%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	$ 33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%					12.86%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	33,521	33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170		11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%					12.86%
S&P 500 Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 26,279	$ 26,279	$ 26,279	$ 26,279	26,279	26,279	$ 26,279	21,098	17,642	19,737	14,018	13,040	11,809	10,325	$ 10,000
Average Annual Return, Percent	24.56%	15.04%		14.27%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Account Value	$ 335,207	$ 335,207	335,207	$ 335,207	335,207	$ 335,207	$ 335,207	269,121	225,029	251,754	178,810	166,327	150,635	131,704		111,712	107,423		$ 100,000
Average Annual Return, Percent	24.56%	15.04%					12.86%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value	$ 33,589	$ 33,589	33,589	33,589	$ 33,589	$ 33,589	$ 33,589	26,967	22,549	25,227	17,917	16,667	15,094	13,197		11,194	10,764	10,000
Average Annual Return, Percent	24.56%	15.04%			13.24%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value	$ 33,589	$ 33,589	$ 33,589	$ 33,589	$ 33,589	$ 33,589	$ 33,589	$ 26,967	$ 22,549	$ 25,227	$ 17,917	$ 16,667	$ 15,094	$ 13,197		$ 11,194	$ 10,764	$ 10,000
Average Annual Return, Percent	24.56%	15.04%			13.24%